UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lusman Capital Management, LLC

Address:  717 Fifth Avenue
          14th Floor
          New York, New York 10022


13F File Number: 028-13292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Lusman
Title:  Managing Member
Phone:  (212) 230-4790


Signature, Place and Date of Signing:

  /s/ Joel Lusman               New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:  $__19,843__

                                         (thousands)


List of Other Included Managers:  NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE  SHARED  NONE
BANCO LATINOAMERICANO DE EXP    CL E              P16994132   7,871       840,000 SH          SOLE       NONE      840,000
COGENT COMM GROUP INC           COM NEW           19239V302   3,960       550,000 SH          SOLE       NONE      550,000
MAYS J W INC                    COM               578473100     221        50,000 SH          SOLE       NONE       50,000
FRIEDMAN BILLINGS RAMSEY GRO    CL A              358434108     104       519,102 SH          SOLE       NONE      519,102
PENNICHUCK CORP                 COM NEW           708254206     307        15,000 SH          SOLE       NONE       15,000
VANDA PHARMACEUTICALS INC       COM               921659108     531       590,000 SH          SOLE       NONE      590,000
CADENCE DESIGN SYSTEM INC       NOTE 1.500%12/1   127387AF5   3,613     6,000,000 PRN         SOLE       NONE    6,000,000
NEKTAR THERAPEUTICS             NOTE 3.250% 9/2   640268AH1   3,238     5,000,000 PRN         SOLE       NONE    5,000,000





SK 25583 0001 987763